Consolidated Balance Sheets $ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Current Assets
Cash and cash equivalents	$ 824,699	$ 24,444,083	$ 24,476,270
Available-for-sale financial assets, current	0	0	178,176
Notes receivable, net	536	15,879	23,591
Accounts receivable, net	568,863	16,861,111	17,354,883
Other receivables	16,602	492,081	581,630
Inventories	206,602	6,123,682	6,498,832
Non-current assets held for sale	0	0	387,503
Other current assets - other	38,093	1,129,076	950,410
Current Assets	1,655,395	49,065,912	50,451,295
Non-current Assets
Available-for-sale financial assets, non-current	139,515	4,135,207	3,615,658
Investments accounted for using the equity method	97,761	2,897,644	2,401,531
Property, plant and equipment	2,105,198	62,398,065	65,380,409
Intangible assets	4,024	119,268	175,862
Deferred income tax assets	20,740	614,733	752,712
Other non-current assets - other	53,815	1,595,087	949,840
Non-current Assets	2,421,053	71,760,004	73,276,012
TOTAL ASSETS	4,076,448	120,825,916	123,727,307
Current Liabilities
Short-term loans	115,466	3,422,400	2,741,250
Financial liability at fair value through profit or loss, current	27,316	809,640	773,908
Accounts payable	251,585	7,456,974	8,194,647
Other payables	340,172	10,082,704	11,896,517
Current income tax liabilities	25,779	764,082	653,222
Current portion of convertible bonds	0	0	12,712,651
Current portion of long-term loans	107,062	3,173,333	3,500,747
Other current liabilities - other	16,379	485,482	615,497
Current Liabilities	883,759	26,194,615	41,088,439
Non-current Liabilities
Convertible bonds	405,372	12,015,229	0
Long-term loans	427,350	12,666,667	14,840,000
Deferred income tax liabilities	16,180	479,583	264,360
Other non-current liabilities	69,224	2,051,787	2,414,050
Non-current Liabilities	918,126	27,213,266	17,518,410
Total Liabilities	1,801,885	53,407,881	58,606,849
Shareholders' Equity
Capital stock	1,051,404	31,163,611	31,163,611
Capital reserve	426,539	12,642,615	12,641,997
Retained earnings
Legal reserve	399,370	11,837,317	10,844,001
Unappropriated earnings	339,475	10,062,036	9,337,450
Accumulated other comprehensive income	57,775	1,712,456	1,133,399
Total Shareholders' Equity	2,274,563	67,418,035	65,120,458
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 4,076,448	$ 120,825,916	$ 123,727,307